UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southhampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Chief Compliance Officer
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     February 09, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $145,908 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    12132   133784 SH       Sole                    56025        0    77759
ARCHER DANIELS MIDLAND CO      COM              039483102     4435   138766 SH       Sole                    83550        0    55216
AT&T INC                       COM              00206R102     8012   224111 SH       Sole                   113857        0   110254
BANK OF AMERICA CORPORATION    COM              060505104     7388   138386 SH       Sole                    75990        0    62396
BIG LOTS INC                   COM              089302103     9563   417240 SH       Sole                   179225        0   238015
BRISTOL MYERS SQUIBB CO        COM              110122108     5184   196962 SH       Sole                    89225        0   107737
CHEVRON CORP NEW               COM              166764100     6543    88981 SH       Sole                    43455        0    45526
CITIGROUP INC                  COM              172967101     6670   119746 SH       Sole                    62714        0    57032
CONAGRA FOODS INC              COM              205887102     6166   228376 SH       Sole                   107900        0   120476
DILLARDS INC                   CL A             254067101     1785    51050 SH       Sole                     1275        0    49775
DU PONT E I DE NEMOURS & CO    COM              263534109     5681   116629 SH       Sole                    54025        0    62604
EASTMAN KODAK CO               COM              277461109     5481   212453 SH       Sole                    96675        0   115778
GENERAL MTRS CORP              COM              370442105     6907   224854 SH       Sole                   112450        0   112404
HANESBRANDS INC                COM              410345102      666    28183 SH       Sole                    13446        0    14737
HEINZ H J CO                   COM              423074103     6703   148930 SH       Sole                    74825        0    74105
ISHARES TR                     RUSSELL 2000     464287655      236     3030 SH       Sole                        0        0     3030
JP MORGAN CHASE & CO           COM              46625H100     6779   140358 SH       Sole                    77306        0    63052
KOHLS CORP                     COM              500255104     1680    24550 SH       Sole                      650        0    23900
MERCK & CO INC                 COM              589331107     6434   147567 SH       Sole                    68525        0    79042
MIDCAP SPDR TR                 UNIT SER 1       595635103      272     1860 SH       Sole                        0        0     1860
NUCOR CORP                     COM              670346105     8491   155350 SH       Sole                    63125        0    92225
NVIDIA CORP                    COM              67066G104     9921   268050 SH       Sole                   115400        0   152650
OFFICEMAX INC DEL              COM              67622P101     1837    37000 SH       Sole                     1075        0    35925
ORACLE CORP                    COM              68389X105     1658    96750 SH       Sole                     2500        0    94250
PFIZER INC                     COM              717081103     5253   202806 SH       Sole                    93125        0   109681
RYDER SYS INC                  COM              783549108      607    11887 SH       Sole                      725        0    11162
SARA LEE CORP                  COM              803111103     3896   228789 SH       Sole                   121600        0   107189
WELLS FARGO & CO NEW           COM              949746101     5528   155446 SH       Sole                    73125        0    82321